Schedule of Supplemental Cash Flow Information Related to Leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating lease payments	¥ 2,639	¥ 6,689
Right-of-use assets obtained in exchange for lease obligations:		¥ 6,983
Weighted-average remaining lease term
Operating leases	1 year 3 months 18 days	2 years 2 months 12 days
Operating leases	5.70%	5.70%